Equity Offerings - Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 24, 2025	Nov. 06, 2025	Nov. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025
Equity Offerings
Initial public offering of common stock (in shares)	1,735,989			1,667,000
Price per share (in dollars per share)				$ 9
Gross proceeds from IPO		$ 15,000
Proceeds from issuance of shares	$ 15,600	$ 15,000			$ 2,378
Payment of deferred offering costs				$ 357
Percentage of stock sold in offering		7.00%	7.00%
Exercise price of warrant						$ 10.35
Representative's Warrants
Equity Offerings
Number of shares in exchange of warrants						121,520
Underwriting discounts and commissions costs
Equity Offerings
Payment of deferred offering costs	1,300
Other offering costs
Equity Offerings
Payment of deferred offering costs	700
Initial Public Offering
Equity Offerings
Initial public offering of common stock (in shares)			1,667,000
Price per share (in dollars per share)			$ 9
Discount on offering price			7.00%
Gross proceeds from IPO	600	$ 15,000
Proceeds from issuance of shares	15,000
Net proceeds	$ 13,600			13,753
Initial Public Offering | Representative's Warrants
Equity Offerings
Number of shares in exchange of warrants	4,830	116,690	121,520
Exercise price of warrant	$ 10.35		$ 10.35
Over-allotments
Equity Offerings
Initial public offering of common stock (in shares)	68,989
Discount on offering price			7.00%
Duration of over allotment	45 days		45 days
Proceeds from issuance of shares	$ 600
Net proceeds				$ 577